Income Taxes - Schedule of Statutory and Effective Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Statutory and Effective Tax Expenses [Abstract]
Income before income taxes (in Dollars)	$ 3,157,960	$ 2,927,447	$ 1,840,352
Cayman Islands statutory income tax rate	0.00%	0.00%	0.00%
Income taxes computed at Cayman Islands statutory income tax rate (in Dollars)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Tax effect on additional deductible expense	(16.60%)	(11.80%)	(2.70%)
Tax effect on non-deductible expense	1.10%	0.70%	3.30%
Tax effect on tax losses not utilized			0.30%
Tax effect on utilization of tax losses			(6.10%)
Tax effect on preferential tax rates	(10.30%)	(10.20%)	(10.00%)
Change in deferred income taxes			2.70%
Effective income tax rate	(0.80%)	3.70%	12.50%
Income tax computed at statutory income tax rate (in Dollars)	$ 789,490	$ 731,862	$ 460,088
Tax effect on additional deductible expense (in Dollars)	(521,082)	(345,014)	(50,606)
Tax effect on non-deductible expense (in Dollars)	33,721	20,496	60,461
Tax effect on tax losses not utilized (in Dollars)			4,850
Tax effect on utilization of tax losses (in Dollars)			(111,497)
Tax effect on preferential tax rates (in Dollars)	(326,734)	(297,722)	(184,035)
Change in deferred income taxes (in Dollars)			51,036
(Benefit from) provision for income taxes (in Dollars)	$ (24,605)	$ 109,622	$ 230,297